FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Narrative [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 25,826	£ 23,385
The Bank
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Narrative [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 23,494	£ 21,052